Loss Per Common Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends cancelled
Dividends cancelled	$ 5,063
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	3,411,270	1,698,569	3,437,148
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	5,935,000	6,522,556	7,950,425